Acquisition of Specialty Microwave	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Acquisition of Specialty Microwave
Note 4. Acquisition of Specialty Microwave

On September 12, 2019, AmpliTech Group Inc. acquired substantially all of the operating assets of Specialty Microwave Corporation(SMW), a privately held company based in Ronkonkoma, NY. The purchase included all inventory, orders, customers, property and equipment, and all intellectual property. The assets also included all eight team members of SMW. The total consideration paid was $1,143,633, consisting of $668,633 in cash and a $475,000 promissory note with an interest rate of 6%. Additional acquisition costs that were expensed at December 31, 2019 totaled approximately $77,000. The Company also entered a five- year lease on the property located at 120 Raynor Avenue, Ronkonkoma, NY with an option to buy the property during the first two years of the lease for $1.2 mm and then at fair market value for the remainder of the lease term.

As both companies are similar in nature, the acquisition will allow the combined resources and customer base to support more productivity and help in the development of new product lines. We started consolidating both companies for financial reporting purposes as of September 12, 2019.

The fair value of the purchase consideration issued to Specialty Microwave was allocated to the net tangible assets acquired. The Company accounted for the Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $337,633. The excess of the aggregate fair value of the net tangible assets has been allocated to net intangible assets of $806,000.

The following table summarizes the allocation of the purchase price of the acquisition:

Provisional purchase consideration at fair value:
Cash	$668,633
Promissory Note	475,000
Total purchase price	$1,143,633

Allocation of purchase price:
Inventory	$301,754
Property and equipment	46,156
Goodwill	120,136
Trade name	70,233
Customer relationships	412,860
Intellectual property	202,771
Less: Customer Deposit	(10,277)
Net assets acquired	$1,143,633

The following table summarizes the Company’s consolidated results of operations for the period ended, as well as unaudited pro forma consolidated results of operations as though the acquisition had occurred on January 1, 2019. The proforma results for the nine months ended September 30, 2020 are not included in the table below because the operating results of Specialty Microwave were included in our consolidated statement of operations.

	For The Nine Months Ended
	September 30, 2019
	As Reported	Pro Forma

Net sales	$1,309,526	$2,000,751
Net income attributable to common shareholders	127,219	229,581

Earnings per common share, basic and diluted:
Basic	$0.00	$0.00
Diluted	$0.00	$0.00

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the Acquisition been completed as of January 1, 2019 or to project potential operating results as of any future date or for any future periods.

On September 12, 2019, AmpliTech Group Inc. acquired substantially all of the operating assets of Specialty Microwave Corporation (SMW), a privately held company based in Ronkonkoma, NY. The purchase included all inventory, orders, customers, property and equipment, and all intellectual property. The assets also included all eight team members of SMW. The total consideration paid was $1,143,633, consisting of $668,633 in cash and a $475,000 promissory note with an interest rate of 6%. Additional acquisition costs that were expensed at December 31, 2019 totaled approximately $77,000. The Company also entered into a five- year lease on the property located at 120 Raynor Avenue, Ronkonkoma, NY with an option to buy the property during the first two years of the lease for $1.2 mm and then at fair market value for the remainder of the lease term.

As both companies are similar in nature, the acquisition will allow the combined resources and customer base to support more productivity and help in the development of new product lines. We started consolidating both companies for financial reporting purposes as of September 12, 2019. From the date of acquisition to December 31, 2019, SMW reported revenue of $ 510,364.

The fair value of the purchase consideration issued to Specialty Microwave was allocated to the net tangible assets acquired. The Company accounted for the Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $337,633. The excess of the aggregate fair value of the net tangible assets has been allocated to net intangible assets of $806,000.

The following table summarizes the allocation of the purchase price of the acquisition:

Provisional purchase consideration at fair value:
Cash	$668,633
Promissory Note	475,000
Total purchase price	$1,143,633

Allocation of purchase price:
Inventory	$301,754
Property and equipment	46,156
Goodwill	120,136
Tradename	70,233
Customer relationships	412,860
Intellectual property	202,771
Less: Customer Deposit	(10,277)
Net assets acquired	$1,143,633

The following table summarizes the Company’s consolidated results of operations for the three and nine months ended, as well as unaudited pro forma consolidated results of operations as though the acquisition had occurred on January 1, 2018:

	For the year ended
	31-Dec-19
	As Reported	Pro Forma

Net sales	$3,122,630	$4,041,837
Net income attributable to common shareholders	$5,945	$141,053

Earnings per common share, basic and diluted:
Basic	$0.00	$0.00
Diluted	$0.00	$0.00

	For the year ended
	31-Dec-18
	As Reported	Pro Forma

Net sales	$2,397,418	$3,085,889
Net income attributable to common shareholders	$328,993	$554,677

Earnings per common share, basic and diluted:
Basic	$0.00	$0.01
Diluted	$0.00	$0.00

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the Acquisition been completed as of January 1, 2018 or to project potential operating results as of any future date or for any future periods.